Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Asset and Liability Management Derivative Positions
The following table summarizes the asset and liability management derivative positions of the Company at December 31:

	2024			2023
	Notional Value	Fair Value		Notional Value	Fair Value
(Dollars in Millions)		Assets	Liabilities		Assets	Liabilities
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$10,600	$—	$—	$12,100	$—	$16
Pay fixed/receive floating swaps	29,739	—	—	24,139	—	—
Cash flow hedges
Interest rate contracts
Receive fixed/pay floating swaps	28,550	—	—	18,400	—	—
Net investment hedges
Foreign exchange forward contracts	870	7	—	854	—	10
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	5,436	8	30	5,006	29	5
Sell	2,711	10	1	4,501	7	34
Options
Purchased	7,810	186	—	6,085	237	—
Written	1,991	8	47	3,696	14	75
Receive fixed/pay floating swaps	9,977	45	23	7,029	9	3
Pay fixed/receive floating swaps	2,371	—	—	3,801	—	—
Foreign exchange forward contracts	702	4	4	734	2	5
Equity contracts	293	—	9	227	2	—
Credit contracts	3,558	—	29	2,620	1	—
Other (a)	1,084	7	78	2,136	11	93
Total	$105,692	$275	$221	$91,328	$312	$241
(a)Includes derivative liability swap agreements related to the sale of a portion of the Company’s Class B common and preferred shares of Visa Inc. The Visa swap agreements had a total notional value and fair value of $1.0 billion and $78 million at December 31, 2024, respectively, compared to $2.0 billion and $91 million at December 31, 2023, respectively. In addition, includes short-term underwriting purchase and sale commitments with total notional value of $28 million at December 31, 2023
Summary of Customer-Related Derivative Positions
The following table summarizes the customer-related derivative positions of the Company at December 31:

	2024			2023
	Notional Value	Fair Value		Notional Value	Fair Value
(Dollars in Millions)		Assets	Liabilities		Assets	Liabilities
Interest rate contracts
Receive fixed/pay floating swaps	$413,841	$462	$4,485	$363,375	$791	$4,395
Pay fixed/receive floating swaps	363,837	2,342	153	330,539	1,817	280
Other(a)	72,503	17	34	82,209	17	51
Options
Purchased	96,238	414	2	102,423	1,026	18
Written	90,572	12	574	97,690	20	1,087
Foreign exchange rate contracts
Forwards, spots and swaps	113,718	2,441	2,232	121,119	2,252	1,942
Options
Purchased	497	14	—	1,532	28	—
Written	497	—	14	1,532	—	28
Commodity contracts
Swaps	8,224	199	180	2,498	116	110
Options
Purchased	3,921	233	2	1,936	151	—
Written	3,921	3	233	1,936	—	151
Futures
Buy	1	—	—	—	—	—
Sell	166	25	27	—	—	—
Credit contracts	13,670	—	3	13,053	1	6
Total	$1,181,606	$6,162	$7,939	$1,119,842	$6,219	$8,068
(a)Primarily represents floating rate interest rate swaps that pay based on differentials between specified interest rate indexes.

Summary of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2024	2023	2022	2024	2023	2022
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts	$(503)	$(187)	$(56)	$(192)	$(59)	$(27)
Net investment hedges
Foreign exchange forward contracts	121	(11)	42	—	—	—
Non-derivative debt instruments	85	(33)	59	—	—	—
Note: The Company does not exclude components from effectiveness testing for cash flow and net investment hedges.
Summary of Net Investment Hedges in Accumulated Other Comprehensive Income (Loss)
The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2024	2023	2022	2024	2023	2022
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts	$(503)	$(187)	$(56)	$(192)	$(59)	$(27)
Net investment hedges
Foreign exchange forward contracts	121	(11)	42	—	—	—
Non-derivative debt instruments	85	(33)	59	—	—	—
Note: The Company does not exclude components from effectiveness testing for cash flow and net investment hedges.
Summary of Effect of Fair Value and Cash Flow Hedge Accounting on Consolidated Statement of Income
The table below shows the effect of fair value and cash flow hedge accounting on the Consolidated Statement of Income for the years ended December 31:

	Interest Income			Interest Expense
(Dollars in Millions)	2024	2023	2022	2024	2023	2022
Total amount of income and expense line items presented in the Consolidated Statement of Income in which the effects of fair value or cash flow hedges are recorded	$31,666	$30,007	$17,945	$15,377	$12,611	$3,217
Asset and Liability Management Positions
Fair value hedges
Interest rate contract derivatives	508	(430)	138	95	(458)	482
Hedged items	(508)	427	(139)	(98)	461	(486)
Cash flow hedges
Interest rate contract derivatives	(230)	(52)	—	28	28	—
Note: The Company does not exclude components from effectiveness testing for fair value and cash flow hedges. The Company reclassified losses of $28 million, $28 million and $36 million into earnings during the years ended December 31, 2024, 2023 and 2022, respectively, as a result of realized cash flows on discontinued cash flow hedges. No amounts were reclassified into earnings on discontinued cash flow hedges because it is probable the original hedged forecasted cash flows will not occur.
Summary of Cumulative Hedging Adjustments and the Carrying Amount of Assets and Liabilities Designated in Fair Value Hedges
The table below shows cumulative hedging adjustments and the carrying amount of assets and liabilities currently designated in fair value hedges at December 31:

	Carrying Amount of the Hedged Assets and Liabilities		Cumulative Hedging Adjustment
(Dollars in Millions)	2024	2023	2024	2023
Line Item in the Consolidated Balance Sheet
Available-for-sale investment securities(a)	$29,005	$23,924	$(464)	$(93)
Long-term debt	10,632	12,034	39	(32)
Note: The table above excludes the cumulative hedging adjustment related to discontinued hedging relationships on available-for-sale investment securities and long-term debt of $(72) million and $(149) million, respectively, at December 31, 2024, compared with $(18) million and $(116) million at December 31, 2023, respectively. The carrying amount of available-for-sale investment securities and long-term debt related to discontinued hedging relationships was $6.8 billion and $14.9 billion, respectively, at December 31, 2024, compared with $830 million and $7.2 billion at December 31, 2023, respectively.
(a)Includes amounts related to available-for-sale investment securities currently designated as the hedged item in a fair value hedge using the portfolio layer method. At December 31, 2024, the amortized cost of the closed portfolios used in these hedging relationships was $17.5 billion, of which $11.6 billion was designated as hedged. At December 31, 2024, the cumulative amount of basis adjustments associated with these hedging relationships was $13 million. At December 31, 2023, the amortized cost of the closed portfolios used in these hedging relationships was $15.6 billion, of which $9.6 billion was designated as hedged. At December 31, 2023, the cumulative amount of basis adjustments associated with these hedging relationships was $335 million.
Summary of Gains (Losses) Recognized in Earnings for Other Economic Hedges and Customer-Related Positions
The table below shows the gains (losses) recognized in earnings for other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2024	2023	2022
Asset and Liability Management Positions
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	$5	$71	$407
Purchased and written options	Mortgage banking revenue	195	89	1
Swaps	Mortgage banking revenue/Other noninterest income/Interest expense	(201)	(19)	(1,010)
Foreign exchange forward contracts	Other noninterest income	23	(7)	(1)
Equity contracts	Compensation expense	(4)	(8)	(8)
Credit contracts	Commercial products revenue	(21)	—	—
Other	Other noninterest income	(147)	1	(181)
Customer-Related Positions
Interest rate contracts
Swaps	Commercial products revenue	280	185	98
Purchased and written options	Commercial products revenue	(58)	45	20
Futures	Commercial products revenue	—	(1)	30
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	215	195	100
Purchased and written options	Commercial products revenue	—	1	1
Commodity contracts
Swaps	Commercial products revenue	16	6	—
Purchased and written options	Commercial products revenue	6	—	—
Credit contracts	Commercial products revenue	(3)	1	20